Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	$ 103,850	$ 68,870
Inventory write-down	17,181	8,702
Reversal of inventory write-down	2,203	1,189
Inventory net write-down	$ 14,978	$ 7,513